Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

Note 22 - Subsequent events

The Company has analyzed its operations subsequent to December 31, 2025, through the date of this report and have determined that the Company does not have any material subsequent events to disclose in these unaudited condensed consolidated financial statements.